Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Employee benefits	$ 37,903	$ 44,517
Inventories	60,462	59,612
Valuation and other reserves	14,882	8,636
Net operating loss carryforwards	10,835	6,970
Gross deferred tax assets	124,082	119,735
Valuation allowance on deferred tax assets	(9,402)	(7,119)
Total net deferred tax assets	114,680	112,616
Property, plant and equipment	(258,433)	(235,674)
Goodwill and other intangibles	(54,782)	(61,318)
Other items, net	(1,132)	(3,940)
Total deferred tax liabilities	(314,347)	(300,932)
Net deferred tax liability	$ (199,667)	$ (188,316)